Assets held for sale (Details) - Schedule of additions to assets held for sale for cash flow presentation purpose R$ in Millions	9 Months Ended
Sep. 30, 2022 BRL (R$)
Schedule of additions to assets held for sale for cash flow presentation purpose [Abstract]
Additions	R$ 797
Acquisition of assets - Additions	(797)
Acquisition of assets - Payments	250
Total	R$ 250